North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

Number of Shares			Value
		COMMON STOCKS - 94.3%
		COMMUNICATION SERVICES - 3.8%
		Diversified Telecommunication Services - 1.6%
1,970		Cogent Communications Holdings, Inc.	$127,538
1,530		IDT Corp. - Class B*	46,527
43,620		Liberty Global plc - Class A*1	893,774
6,870		Ooma, Inc.*	89,928
			1,157,767
		Entertainment - 0.3%
1,280		Madison Square Garden Sports Corp.	244,659
		Interactive Media & Services - 0.4%
14,360		ZipRecruiter, Inc. - Class A*	244,982
		Media - 0.9%
5,010		Gray Television, Inc.	58,617
15,600		The New York Times Company - Class A	600,600
			659,217
		Wireless Telecommunication Services - 0.6%
24,790		Gogo Inc.*	408,043

		TOTAL COMMUNICATION SERVICES	2,714,668

		CONSUMER DISCRETIONARY - 11.8%
		Auto Components - 1.9%
4,110		Fox Factory Holding Corp.*	482,925
13,340		Modine Manufacturing Co.*	325,629
8,550		XPEL, Inc.*	571,226
			1,379,780
		Diversified Consumer Services - 0.2%
17,640		ADT, Inc.	133,005
50		Graham Holdings Co. - Class B	31,333
			164,338
		Hotels, Restaurants & Leisure - 3.2%
4,160		Inspired Entertainment, Inc.*	65,770
10,350		International Game Technology Plc[1]	274,896
5,930		SeaWorld Entertainment Inc.*	383,078
23,030		Target Hospitality Corp.*	341,535
6,700		Travel + Leisure Co.	281,065
4,890		Wingstop, Inc.	833,011
3,830		Xponential Fitness, Inc. - Class A*	97,244
			2,276,599
		Household Durables - 2.4%
1,310		M/I Homes, Inc.*	75,770
3,670		Meritage Homes Corp.*	400,874
3,100		Skyline Champion Corp.*	212,071
40,470		Tri Pointe Homes, Inc.*	964,805
6,160		Vizio Holding Corp. - Class A*	63,140
			1,716,660
		Leisure Products - 0.6%
10,740		YETI Holdings, Inc.*	418,645

		Multiline Retail - 0.1%
240		Dillard’s, Inc. - Class A	85,538
		Specialty Retail - 2.1%
26,410		The Aaron’s Company, Inc.	378,984
5,860		Arhaus, Inc.*	85,029
10,740		Destination XL Group, Inc.*	64,225
4,070		Murphy USA, Inc.	1,038,216
			1,566,454
		Textiles, Apparel & Luxury Goods - 1.3%
2,234		Deckers Outdoor Corp.*	930,126

		TOTAL CONSUMER DISCRETIONARY	8,538,140

		CONSUMER STAPLES - 5.1%
		Beverages - 0.1%
4,200		The Vita Coco Company, Inc.*	71,022
		Food Products - 1.9%
9,170		Cal-Maine Foods, Inc.	520,856
2,230		John B Sanfilippo & Son, Inc.	200,187
44,813		SunOpta Inc.*1	344,164
17,070		Vital Farms, Inc.*	275,851
			1,341,058
		Personal Products - 2.9%
14,553		e.l.f. Beauty, Inc.*	1,087,837
7,290		Inter Parfums, Inc.	877,789
870		Medifast, Inc.	97,553
			2,063,179
		Tobacco - 0.2%
6,970		Turning Point Brands, Inc.	166,583

		TOTAL CONSUMER STAPLES	3,641,842

		ENERGY - 6.9%
		Energy Equipment & Services - 2.6%
62,810		Liberty Energy Inc.	957,853
26,360		RPC, Inc.	231,177
32,890		Select Energy Services, Inc. - Class A	244,044
20,840		Solaris Oilfield Infrastructure, Inc. - Class A	186,101
18,660		US Silica Holdings, Inc.*	226,532
			1,845,707
		Oil, Gas & Consumable Fuels - 4.3%
22,910		Ardmore Shipping Corp.*1	415,816
13,110		DHT Holdings, Inc.[1]	151,683
169,120		Gran Tierra Energy, Inc.*	141,097
1,090		International Seaways, Inc.[1]	56,070
9,760		Par Pacific Holdings, Inc.*	271,133
9,070		PBF Energy Inc. - Class A	396,450
10,150		PDC Energy, Inc.	681,166
6,400		Scorpio Tankers Inc.[1]	386,304
11,850		Teekay Corp.*1	73,944
10,560		Teekay Tankers Ltd. - Class A*1	476,784
11,172		W&T Offshore, Inc.*	62,675
			3,113,122
		TOTAL ENERGY	4,958,829

		FINANCIALS - 13.7%
		Banks - 7.8%
13,430		Amalgamated Financial Corp.	316,276
2,650		The Bancorp, Inc.*	91,663
5,820		The Bank of NT Butterfield & Son Ltd.[1]	210,393
1,820		Central Pacific Financial Corp.	40,823
1,850		Coastal Financial Corporation of Washington*	85,378
8,345		Customers Bancorp, Inc.*	257,026
10,450		East West Bancorp, Inc.	796,395
17,710		First BanCorp.[1]	256,972
15,028		Hanmi Financial Corp.	354,961
4,810		Lakeland Financial Corp.	344,492
3,790		Live Oak Bancshares, Inc.	130,982
1,210		Metropolitan Bank Holding Corp.*	67,530
6,070		Midland States Bancorp, Inc.	158,063
22,840		OFG Bancorp[1]	694,793
2,260		PCB Bancorp	41,268
4,490		Popular, Inc.[1]	320,586
11,360		Synovus Financial Corp.	474,962
1,330		Unity Bancorp, Inc.	35,125
1,350		Univest Financial Corp.	38,070
11,710		Western Alliance Bancorp	869,350
			5,585,108
		Capital Markets - 2.8%
87,240		BGC Partners, Inc. - Class A	423,986
4,860		Interactive Brokers Group, Inc. - Class A	418,495
1,920		MarketAxess Holdings, Inc.	655,584
14,090		Perella Weinberg Partners	142,450
2,280		StoneX Group Inc.*	229,892
8,900		Virtu Financial, Inc. - Class A	163,582
			2,033,989
		Insurance - 2.8%
15,520		Ambac Financial Group, Inc.*	256,856
4,010		American Equity Investment Life Holding Co.	167,016
22,575		CNO Financial Group, Inc.	578,372
17,000		James River Group Holdings Ltd.[1]	409,700
13,320		Lincoln National Corp.	422,510
2,770		Palomar Holdings, Inc.*	166,200
16,440		Selectquote, Inc.*	38,470
			2,039,124
		Thrifts & Mortgage Finance - 0.3%
1,190		Axos Financial, Inc.*	56,394
1,820		Mr Cooper Group, Inc.*	84,503
930		TrustCo Bank Corp NY	34,838
			175,735
		TOTAL FINANCIALS	9,833,956

		HEALTH CARE - 17.5%
		Health Care Providers & Services - 0.2%
6,020		Privia Health Group, Inc.*	168,139
		Biotechnology - 6.9%
14,180		ACADIA Pharmaceuticals Inc.*	293,384
19,870		Alkermes Plc*1	531,324
14,790		Allakos, Inc.*	88,000
40,880		Amicus Therapeutics, Inc.*	539,207
550		Ascendis Pharma A/S - ADR*1	61,100
20,650		Chinook Therapeutics, Inc.*	450,583
34,030		Cogent Biosciences, Inc.*	450,217
5,600		Day One Biopharmaceuticals, Inc.*	103,152
18,960		Dyne Therapeutics, Inc.*	244,205
28,170		Iovance Biotherapeutics, Inc.*	205,359
25,050		IVERIC bio, Inc.*	520,539
11,240		Merus N.V.*1	214,347
1,380		Mirati Therapeutics, Inc.*	63,259
5,920		Morphic Holding, Inc.*	251,718
13,540		Protagonist Therapeutics, Inc.*	219,619
2,540		RAPT Therapeutics, Inc.*	74,803
2,270		Sarepta Therapeutics, Inc.*	277,235
11,650		Syndax Pharmaceuticals, Inc.*	295,328
3,430		Viridian Therapeutics, Inc.*	112,367
			4,995,746
		Health Care Equipment & Supplies - 3.0%
8,770		Figs, Inc. - Class A*	80,772
12,100		Lantheus Holdings, Inc.*	894,916
3,310		Merit Medical Systems, Inc.*	233,620
37,090		OraSure Technologies, Inc.*	234,038
2,190		Shockwave Medical, Inc.*	416,625
4,720		Tactile Systems Technology, Inc.*	68,204
2,099		Tandem Diabetes Care, Inc.*	75,270
11,620		Zynex Inc.*	150,130
			2,153,575
		Health Care Providers & Services - 3.3%
12,130		Accolade, Inc.*	134,764
4,960		AMN Healthcare Services, Inc.*	446,450
4,087		CorVel Corp.*	736,804
23,451		PetIQ, Inc.*	218,563
23,090		Progyny, Inc.*	867,261
			2,403,842
		Health Care Technology - 0.5%
41,350		GoodRx Holdings, Inc. - Class A*	218,741
3,310		Phreesia, Inc.*	121,808
			340,549
		Life Sciences Tools & Services - 3.0%
24,550		Adaptive Biotechnologies Corp.*	209,903
9,810		Bruker Corp.	676,105
29,087		Codexis, Inc.*	140,636
8,050		Cytek Biosciences, Inc.*	82,915
5,222		Medpace Holdings, Inc.*	1,012,441
			2,122,000
		Pharmaceuticals - 0.6%
38,190		Amneal Pharmaceuticals, Inc.*	78,671
15,550		Corcept Therapeutics Inc.*	323,907
			402,578
		TOTAL HEALTH CARE	12,586,429

		INDUSTRIALS - 12.7%
		Aerospace & Defense - 0.6%
32,760		Triumph Group, Inc.*	413,431
		Airlines - 0.1%
3,655		Spirit Airlines, Inc.	66,960
		Building Products - 0.2%
11,690		Janus International Group, Inc.*	121,459
		Commercial Services & Supplies - 1.2%
15,210		CECO Environmental Corp.*	237,732
63,930		Harsco Corp.*	540,848
			861,698
		Construction & Engineering - 1.6%
4,530		EMCOR Group, Inc.	757,506
5,310		Primoris Services Corp.	146,025
7,260		Sterling Infrastructure, Inc.*	279,220
			1,182,751
		Electrical Equipment - 2.1%
5,640		Encore Wire Corp.	1,088,576
78,127		GrafTech International Ltd.	441,418
			1,529,994
		Marine - 0.1%
25,940		Safe Bulkers, Inc.[1]	97,275
		Professional Services - 0.5%
4,720		ManpowerGroup Inc.	400,634
		Road & Rail - 0.2%
19,610		Daseke, Inc.*	159,822
		Trading Companies & Distributors - 6.1%
1,590		Applied Industrial Technologies, Inc.	227,147
6,875		BlueLinx*	580,181
14,220		Boise Cascade Co.	982,744
2,660		Core & Main, Inc. - Class A*	62,005
17,340		GMS Inc.*	1,052,711
31,484		MRC Global Inc.*	352,621
8,810		Rush Enterprises, Inc. - Class A	499,351
4,141		Veritiv Corporation	627,113
			4,383,873
		TOTAL INDUSTRIALS	9,134,779

		INFORMATION TECHNOLOGY - 17.8%
		Communications Equipment - 0.7%
6,040		Cambium Networks Corp.*1	121,223
18,840		Extreme Networks, Inc.*	352,685
			473,908
		Electronic Equipment, Instruments & Components - 4.2%
11,080		Arlo Technologies, Inc.*	42,104
11,260		Avnet, Inc.	503,434
7,780		Fabrinet*1	948,149
7,370		Napco Security Technologies, Inc.*	232,892
16,470		Sanmina Corp.*	995,776
9,910		ScanSource, Inc.*	308,994
			3,031,349
		IT Services - 1.3%
1,040		ExlService Holdings Inc.*	171,090
2,290		IBEX Holdings Ltd.*1	64,006
42,158		Repay Holdings Corp.*	357,500
15,562		Squarespace, Inc. - Class A*	364,306
			956,902
		Semiconductors & Semiconductor Equipment - 3.2%
43,660		ACM Research, Inc. - Class A*	453,191
29,420		Allegro MicroSystems, Inc.*	1,285,065
7,800		Camtek Ltd.*1	211,536
2,140		Impinj, Inc.*	283,807
1,840		Semtech Corp.*	56,690
			2,290,289
		Software - 7.5%
49,190		A10 Networks Inc.	748,672
10,370		Agilysys, Inc.*	828,667
6,670		American Software, Inc. - Class A	90,312
12,190		Box, Inc. - Class A*	406,536
15,520		Dropbox, Inc. - Class A*	316,608
23,710		LiveRamp Holdings, Inc.*	560,267
7,420		Manhattan Associates, Inc.*	1,066,625
3,170		Sapiens International Corp. NV1	65,365
25,610		Sprinklr, Inc. - Class A*	277,868
9,890		Tenable Holdings, Inc.*	437,435
15,760		Teradata Corp.*	642,378
			5,440,733
		Technology Hardware, Storage & Peripherals - 0.9%
22,510		Avid Technology, Inc.*	654,141

		TOTAL INFORMATION TECHNOLOGY	12,847,322

		MATERIALS - 3.2%
		Chemicals - 1.3%
2,390		Innospec Inc.	261,610
7,980		LSB Industries, Inc.*	108,448
21,470		Orion Engineered Carbons S.A.[1]	547,485
310		Stepan Co.	32,268
			949,811
		Containers & Packaging - 0.9%
19,080		Graphic Packaging Holding Co.	454,104
13,530		Pactiv Evergreen, Inc.	146,259
			600,363
		Metals & Mining - 1.0%
24,150		Coeur Mining, Inc.*	75,348
24,930		Constellium Se*1	398,631
7,130		Warrior Met Coal, Inc.	272,865
			746,844
		TOTAL MATERIALS	2,297,018

		REAL ESTATE - 0.1%
		Real Estate Management & Development - 0.1%
17,020		Anywhere Real Estate Inc.*	98,546

		TOTAL REAL ESTATE	98,546

		UTILITIES - 1.7%
		Independent Power and Renewable Electricity Producers - 1.7%
2,920		Atlantica Sustainable Infrastructure Plc[1]	80,592
17,240		Sunnova Energy International Inc.*	306,527
39,390		Vistra Corp.	866,186
			1,253,305
		TOTAL UTILITIES	1,253,305

		TOTAL COMMON STOCKS
		(Cost $62,195,540)	67,904,834

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.2%
8,770		AssetMark Financial Holdings, Inc.*	274,501
8,560		CoreCivic, Inc.*	83,118
15,860		Chatham Lodging Trust	193,651
9,260		Essential Properties Realty Trust, Inc.	238,538
36,504		Hersha Hospitality Trust - Class A	305,173
3,250		NexPoint Residential Trust, Inc.	157,397
40,460		OUTFRONT Media Inc.	706,027
18,690		Park Hotels & Resorts Inc.	256,988
24,100		RLJ Lodging Trust	273,294
3,910		Ryman Hospitality Properties, Inc.	362,731
83,030		Service Properties Trust	911,669
		TOTAL REITs
		(Cost $3,586,710)	3,763,087

		EXCHANGE TRADED FUND (ETF) - 0.0%
90		iShares® Russell 2000 ETF	16,936
		TOTAL ETF
		(Cost $16,935)	16,936

		SHORT-TERM INVESTMENT - 0.5%
386,091		First American Treasury Obligations Fund - Class X, 4.48%[2]	386,091
		TOTAL SHORT-TERM INVESTMENT
		(Cost $386,091)	386,091

		TOTAL INVESTMENTS - 100.0%
		(Cost $66,185,276)	72,070,948
		Liabilities in Excess of Other Assets - (0.0%)	(24,890)
		TOTAL NET ASSETS - 100.0%	$72,046,058

		ADR - American Depository Receipt
		PLC - Public Limited Company	–

	*	Non-Income producing security
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	17.8%
Health Care	17.5%
Financials	13.7%
Industrials	12.7%
Consumer Discretionary	11.8%
Energy	6.9%
Consumer Staples	5.1%
Communication Services	3.8%
Materials	3.2%
Utilities	1.7%
Real Estate	0.1%
Total Common Stocks	94.3%
REITs	5.2%
ETF	0.0%
Short-Term Investment	0.5%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0%)
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$67,904,834	$-	$-	$67,904,834
	REITs	3,763,087	-	-	3,763,087
	ETF	16,936	-	-	16,936
	Short-Term Investment	386,091	-	-	386,091
	Total Investments	$72,070,948	$-	$-	$72,070,948

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.